Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Auditors remuneration [Line Items]
Audit fees	€ 31	€ 34
Audit-related service fees	3	5
Total	35	40
Pricewater-houseCoopers Accountants N.V. (NL) [Member]
Auditors remuneration [Line Items]
Audit fees	9	9
Audit-related service fees	1	2
Total	€ 10	€ 11